SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at beginning of year	6,238,729
Granted	1,902,868
Exercised	(2,098,957)
Forfeited or expired	(856,194)
Outstanding at end of year	5,186,446	6,238,729
Options exercisable at end of the year	2,342,399
Vested and expected to vest	4,664,666
Weighted average exercise price
Outstanding at beginning of year	$ 3.52
Granted	3.72
Exercised	2.25
Forfeited or expired	7.75
Outstanding at end of year	3.40	$ 3.52
Options exercisable at end of the year	3.57
Vested and expected to vest	$ 3.41
Weighted-average remaining contractual term
Outstanding at end of year	4 years 3 days	3 years 2 months 1 day
Options exercisable at end of the year	2 years 9 months
Vested and expected to vest	3 years 10 months 13 days
Aggregate intrinsic value
Outstanding at end of the year	$ 534	$ 2,654
Options exercisable at end of the year	370
Vested and expected to vest	$ 508